Due dates of the Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Aggregate Information Material Contractual Obligations and Payments Due

The following table discloses aggregate information about material contractual obligations and periods in which payments were due as of December 31, 2017 and 2016. Future events could cause actual payments to differ from these estimates.

(€‘000)	Total	Less than one year	One to three years	Three to five years	More than five years
As of December 31, 2017
Finance leases	909	427	461	21	0
Bank loan	536	209	326	0	0
Operating leases	3,759	857	1,289	725	888
Pension obligations	204	0	0	0	204
Advances repayable (current and non-current)	1,770	226	412	248	884
Total	7,178	1,719	2,488	994	1,976

(€‘000)	Total	Less than one year	One to three years	Three to five years	More than five years
As of December 31, 2016
Finance leases	735	354	315	66	—
Bank loan	743	207	417	118	—
Operating leases	3,377	456	945	733	1,244
Pension obligations	204				204
Advances repayable (current and non-current)	8,438	1,108	1,812	1,598	3,920

Total	13,497	2,125	3,489	2,515	5,368